LEASE (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of of lease cost

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Finance lease cost:
- Amortization of right-of-use assets	103,566	169,352
- Interest on lease liabilities	144,928	192,489
Operating lease cost	50,702	85,028
Short-term lease cost	1,772	3,223
Variable lease cost (Note)	—	(40,189)
Total lease cost	300,968	409,903
Note:

During the six-month period ended June 30, 2020, the Company was granted lease concessions of RMB40,142 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB47 in the six-month period ended June 30, 2020 for certain finance leases with floating interest rate.

Schedule of supplemental cash flow information related to leases

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(119,396)	(159,802)
- Operating cash flows from operating leases	(45,312)	(62,123)
- Financing cash flows from finance leases	(203,911)	(78,888)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	699,524	660,325
- Operating leases	3,770	406,853
Note:

The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB570,821 in the six-month period ended June 30, 2020, which are included in "Payments for purchase of property and equipment and land use rights" in the consolidated statements of cash flows.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of
	December 31, 2019	June 30, 2020

Weighted average remaining lease term:
- Finance leases	15.2	14.1
- Operating leases	15.6	15.9

Weighted average discount rate:
- Finance leases	6.91%	7.06%
- Operating leases	6.35%	6.25%

Schedule of maturities of finance lease and other financing obligations

	As of December 31, 2019					As of June 30, 2020
			Total of finance					Total of finance
	Finance	Other	lease and other	Operating		Finance	Other	lease and other	Operating
	lease	financing	financing	lease		lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total

Within 1 year	502,261	32,232	534,493	97,993	632,486	545,457	164,867	710,324	140,967	851,291
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708	521,945	233,151	755,096	123,042	878,138
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839	553,473	306,028	859,501	101,640	961,141
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460	569,126	291,552	860,678	101,750	962,428
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137	610,207	276,749	886,956	105,115	992,071
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743	7,234,194	647,305	7,881,499	1,411,770	9,293,269
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373	10,034,402	1,919,652	11,954,054	1,984,284	13,938,338

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)	(4,076,294)	(497,689)	(4,573,983)	(769,087)	(5,343,070)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)	—	(47,924)	(47,924)	—	(47,924)

Present value of lease and other financing obligations	4,663,508	310,086	4,973,594	765,137	5,738,731	5,958,108	1,374,039	7,332,147	1,215,197	8,547,344
Including:
- Current portion			222,473	55,139	277,612			230,746	73,362	304,108
- Non-current portion			4,751,121	709,998	5,461,119			7,101,401	1,141,835	8,243,236